AXPSM
                                                                       Emerging
                                                                   Markets Fund

                                                         2000 SEMIANNUAL REPORT


American
  Express
Funds

(icon of) compass

AXP Emerging Markets Fund seeks to provide shareholders with long-term capital growth.

Expanding Your Opportunities

As free enterprise expands around the world, so do investment opportunities. Some of the most exciting ones can be found in the so-called "emerging markets" -- smaller economies located largely in Asia, Latin America and Eastern Europe. Attracted by their rapid growth potential, many aggressive investors have made these markets, which have a higher-than-average risk level, an integral part of their portfolios.

CONTENTS
From the Chairman                         3
From the Portfolio Managers               3
Fund Facts                                5
The 10 Largest Holdings                   6
Financial Statements (Fund)               7
Notes to Financial Statements (Fund)     10
Financial Statements (Portfolio)         16
Notes to Financial Statements (Portfolio)19
Investments in Securities                23

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson

From the Portfolio Managers
In a volatile but overall positive period for stocks in emerging markets, AXP Emerging Markets Fund enjoyed a very successful six months. For the first half of the fiscal year -- November 1999 through April 2000 -- the Fund's Class A shares generated a return of 20.85% (excluding the sales charge).

The period got off to an extremely strong start, as an Internet-led buying frenzy in technology and telecommunications stocks in the U.S. spilled over into many emerging markets. Illustrating the strength of the rally, by the end of December, the Fund was up approximately 30%.

NEW YEAR, NEW MARKET MOOD

But by the time the new year rolled around, concerns about potentially higher inflation and higher interest rates had surfaced in the U.S. and were spreading overseas. In addition, the stunning run-ups many stocks had experienced were causing investors to question whether their sometimes-stratospheric price levels could be justified on a sustained basis. Things finally came to a head in mid-March, when most markets went into a month-long decline. The Fund held up relatively well during that time, but still saw a good portion of its gain eroded during the sell-off.

Despite their ups and downs, technology and telecommunications clearly contributed the most to the Fund's return over the six months. They comprised about 30% of assets. The next-biggest area of investment was utility stocks, which made up about 25% of the portfolio and proved to be modestly positive performers. Financial services stocks accounted for about 15%, and generated weak results.

Looking at the geographic allocation, we kept about 40% of assets in Southeast Asia, followed by about 25% in Latin America and about 20% in Eastern Europe. On a country basis, the largest investment exposures were to Brazil, Taiwan, Korea and Mexico -- each in the 10%-15% range during the six months. All told, we held investments in approximately 20 countries.

Although the past period ended on a down note, we remain enthusiastic about the potential for emerging markets, especially those that are rapidly becoming more integrated with the global economic and political environment. Over the near term, sustained progress probably will be difficult to come by, as investors are likely to take a wait-and-see approach while the Federal Reserve tries to cool off the U.S. economy and thereby head off a run-up in inflation. But once that matter is resolved, we think the emerging markets will be in a good position to advance.



Julian Thompson


Ian King

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                 $6.03
Oct. 31, 1999                                                  $4.99
Increase                                                       $1.04

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                    $ --
From capital gains                                             $ --
Total distributions                                            $ --
Total return*                                                +20.85%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                 $5.88
Oct. 31, 1999                                                  $4.88
Increase                                                       $1.00

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                    $ --
From capital gains                                             $ --
Total distributions                                            $ --
Total return*                                                +20.49%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2000                                                 $6.03
Oct. 31, 1999                                                  $4.99
Increase                                                       $1.04

Distributions -- Nov. 1, 1999 - April 30, 2000
From income                                                    $ --
From capital gains                                             $ --
Total distributions                                            $ --
Total return*                                                +20.84%**

*Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The 10 Largest Holdings

                                           Percent               Value
                                       (of net assets)  (as of April 30, 2000)
 Taiwan Semiconductor Mfg (Taiwan)           3.77%            $18,088,587
 Samsung Electronics (South Korea)           3.63              17,449,876
 Yapi Kredit Finance (Turkey)                3.11              14,941,439
 Embratel Participacoes ADR (Brazil)         2.92              14,009,489
 Lukoil Holding ADR (Russia)                 2.64              12,676,643
 United Microelectronics (Taiwan)            2.50              12,016,081
 Telefonos de Mexico ADR Cl L (Mexico)       2.40              11,533,131
 China Telecom (Hong Kong)                   2.31              11,092,281
 Hon Hai Precision Inds (Taiwan)             2.08               9,975,715
 Organizacion Soriana Cl B (Mexico)          2.03               9,734,418

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart
                           The 10 holdings listed here
                           make up 27.39% of net assets
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Financial Statements

Statement of assets and liabilities
AXP Emerging Markets Fund

April 30, 2000 (Unaudited)

Assets
Investment in Emerging Markets Portfolio (Note 1)                          $479,472,660
Capital shares receivable                                                         8,344
                                                                                  -----
Total assets                                                               $479,481,004
                                                                           ------------

Liabilities
Accrued distribution fee                                                          6,529
Accrued transfer agency fee                                                       4,082
Accrued administrative services fee                                               1,228
Other accrued expenses                                                           49,217
                                                                                 ------
Total liabilities                                                                61,056
                                                                                 ------
Net assets applicable to outstanding capital stock                         $479,419,948
                                                                           ============

Represented by
Capital stock-- $.01 par value (Note 1)                                    $    802,380
Additional paid-in capital                                                  479,947,853
Net operating loss                                                             (743,064)
Accumulated net realized gain (loss) (Note 4)                               (31,785,630)
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                           31,198,409
                                                                             ----------
Total -- representing net assets applicable to outstanding capital stock   $479,419,948
                                                                           ============
Net assets applicable to outstanding shares:    Class A                    $314,730,628
                                                Class B                    $164,589,438
                                                Class Y                    $     99,882
Net asset value per share of outstanding capital stock:
                                              Class A shares   52,228,968  $       6.03
                                              Class B shares   27,992,483  $       5.88
                                              Class Y shares       16,554  $       6.03

See accompanying notes to financial statements.

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

Statement of operations
AXP Emerging Markets Fund

Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $  3,503,006
Interest                                                                      1,052,564
   Less foreign taxes withheld                                                 (299,547)
                                                                               --------
Total income                                                                  4,256,023
                                                                              ---------
Expenses (Note 2):
Expenses allocated from Emerging Markets Portfolio                            2,833,668
Distribution fee
   Class A                                                                      400,880
   Class B                                                                      829,238
Transfer agency fee                                                             570,191
Incremental transfer agency fee
   Class A                                                                       42,921
   Class B                                                                       36,204
Service fee-- Class Y                                                                43
Administrative services fees and expenses                                       231,140
Compensation of board members                                                     3,554
Printing and postage                                                             26,137
Registration fees                                                                29,725
Audit fees                                                                        3,000
Other                                                                             2,769
                                                                                  -----
Total expenses                                                                5,009,470
   Earnings credits on cash balances (Note 2)                                   (10,375)
                                                                                -------
Total net expenses                                                            4,999,095
                                                                              ---------
Investment income (loss) -- net                                                (743,072)
                                                                               --------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (includes foreign transaction tax of $247,360)      98,221,019
   Foreign currency transactions                                               (936,445)
                                                                               --------
Net realized gain (loss) on investments                                      97,284,574
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           (19,659,483)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                        77,625,091
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $76,882,019
                                                                            ===========

See accompanying notes to financial statements.

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

Statements of changes in net assets
AXP Emerging Markets Fund
                                                           April 30, 2000    Oct. 31, 1999
                                                          Six months ended    Year ended
                                                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                           $     (743,072) $     (421,971)
Net realized gain (loss) on investments                      97,284,574       8,866,980
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        (19,659,483)    110,378,637
                                                            -----------     -----------
Net  increase  (decrease)  in net  assets  resulting
   from  operations                                          76,882,019     118,823,646
                                                             ----------     -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                   (33,577)       (289,880)
      Class Y                                                        --             (77)
                                                                  -----             ---
Total distributions                                             (33,577)       (289,957)
                                                                -------        --------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                  116,549,969     170,245,380
   Class B shares                                            27,106,217      28,172,307
   Class Y shares                                               151,141       1,545,981
Reinvestment of distributions at net asset value
   Class A shares                                                32,724         282,640
   Class Y shares                                                    --              77
Payments for redemptions
   Class A shares                                          (104,624,083)   (184,535,441)
   Class B shares (Note 2)                                  (17,786,182)    (35,974,427)
   Class Y shares                                              (111,396)     (1,543,520)
                                                               --------      ----------
Increase (decrease) in net assets from capital
   share transactions                                        21,318,390     (21,807,003)
                                                             ----------     -----------
Total increase (decrease) in net assets                      98,166,832      96,726,686
Net assets at beginning of period                           381,253,116     284,526,430
                                                            -----------     -----------
Net assets at end of period                                $479,419,948    $381,253,116
                                                           ============    ============
Undistributed net investment income                        $   (743,064)   $     33,585
                                                           ------------    ------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Emerging Markets Fund
(Unaudited as to April 30, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Emerging Markets Portfolio
The  Fund  invests  all  of  its  assets  in  Emerging  Markets  Portfolio  (the
Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with long-term growth of capital by investing primarily in stocks of companies in developing countries offering growth potential.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2000 was 99.84%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $672,094 for Class A and $106,706 for Class B for the six months ended April 30, 2000.

During the six months ended April 30, 2000, the Fund's transfer agency fees were reduced by $10,375 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                           Six months ended April 30, 2000
                                         Class A      Class B      Class Y
Sold                                   18,459,672    4,312,581      23,248
Issued for reinvested distributions         5,206          --           --
Redeemed                              (16,672,411)  (2,893,842)    (17,767)
                                      -----------   ----------     -------
Net increase (decrease)                 1,792,467    1,418,739       5,481

                                              Year ended Oct. 31, 1999
                                         Class A      Class B       Class Y
Sold                                   38,402,305    6,532,285      317,355
Issued for reinvested distributions        77,135           --           21
Redeemed                              (42,389,266)  (8,663,035)    (321,275)
                                      -----------   ----------     --------
Net increase (decrease)                (3,909,826)  (2,130,750)      (3,899)


4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund had a capital loss carryover of $129,070,204 as of Oct. 31, 1999, that will expire in 2006 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
April 30, 2000.

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

6. FINANCIAL HIGHLIGHTS

The tables below show certain important finanicial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,

Per share income and capital changesa
                                                               Class A

                                                 2000c     1999       1998       1997b

Net asset value, beginning of period             $4.99     $3.44      $5.33      $5.00

Income from investment operations:
Net investment income (loss)                       .01       .02        .04        .01
Net gains (losses) (both realized and
  unrealized)                                     1.03      1.54      (1.79)       .33
Total from investment operations                  1.04      1.56      (1.75)       .34

Less distributions:
Dividends from net investment income                --      (.01)        --       (.01)
Distributions from realized gains                   --        --       (.14)        --
Total distributions                                 --      (.01)      (.14)      (.01)
Net asset value, end of period                   $6.03     $4.99      $3.44      $5.33

Ratios/supplemental data
Net assets, end of period (in millions)           $315      $251       $187       $243
Ratio of expenses to average daily
  net assetsd                                    1.79%e    2.03%      1.93%      1.90%e,f
Ratio of net investment income (loss) to
  average daily net assets                       (.05%)e    .14%       .82%       .28%e
Portfolio turnover rate (excluding
  short-term securities)                           79%      143%       108%        87%
Total returng                                   20.85%    45.13%    (33.74%)     6.84%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b For the period from Nov. 13, 1996 (commencement of operations) to Oct. 31,
  1997.
c Six months ended April 30, 2000 (Unaudited).
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash balances.
e Adjusted to an annual basis.
f During the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the
  Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 1.92% for Class A.
g Total return does not reflect payment of a sales charge.

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

Fiscal period ended Oct. 31,
Per share income and capital changesa

                                                  Class B                        Class Y

                                        2000c  1999   1998   1997b     2000c    1999    1998   1997b

Net asset value, beginning of period   $4.88  $3.39  $5.29   $5.00     $4.99   $3.45   $5.33   $5.00

Income from investment operations:
Net investment income (loss)            (.04)  (.05)    --    (.04)      .01     .02     .04     .01
Net gains (losses) (both  realized
and unrealized)                         1.04   1.54  (1.76)    .33      1.03    1.53   (1.78)    .33
Total from investment operations        1.00   1.49  (1.76)    .29      1.04    1.55   (1.74)    .34

Less distributions:
Dividends from net investment income      --     --     --      --        --    (.01)     --    (.01)
Distributions from realized gains         --     --   (.14)     --        --      --    (.14)     --
Total distributions                       --     --   (.14)     --        --    (.01)   (.14)   (.01)
Net asset value, end of period         $5.88  $4.88  $3.39   $5.29     $6.03   $4.99   $3.45   $5.33

Ratios/supplemental data
Net assets, end of period (in millions) $165   $130    $97    $114       $--     $--     $--     $--
Ratio of expenses to  average daily
  net assetsd                          2.56%e 2.81%  2.71%   2.67%e,f  1.62%e  1.88%   1.86%   1.75%e,f
Ratio of net investment income
  (loss) to average daily net assets   (.81%)e(.63%)  .07%   (.50%)e    .10%e  1.18%   1.03%    .33%e
Portfolio turnover rate (excluding
  short-term securities)                 79%   143%   108%     87%       79%    143%    108%     87%
Total returng                         20.49% 43.87%(34.24%)  6.07%    20.84%  45.29% (33.66%   6.86%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b For the period from Nov. 13, 1996 (commencement of operations) to Oct. 31,
  1997.
c Six months ended April 30, 2000 (Unaudited).
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash balances.
e Adjusted to an annual basis.
f During the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the
  Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.69% and 1.77% for Class B and Y, respectively.
g Total return does not reflect payment of a sales charge.

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
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

Financial Statements

Statement of assets and liabilities
Emerging Markets Portfolio

April 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $433,810,207)                                          $465,088,677
Cash in bank on demand deposit (including foreign currency
   holdings of $17,302,075)                                                  17,650,978
Dividends and accrued interest receivable                                     1,038,187
Receivable for investment securities sold                                       991,321
U.S. government securities held as collateral (Note 4)                           27,375
                                                                                 ------
Total assets                                                                484,796,538
                                                                            -----------

Liabilities
Payable for investment securities purchased                                     237,706
Payable upon return of securities loaned (Note 4)                             4,148,475
Accrued investment management services fee                                       14,090
Other accrued expenses                                                          154,004
                                                                                -------
Total liabilities                                                             4,554,275
                                                                              ---------
Net assets                                                                 $480,242,263
                                                                           ============

See accompanying notes to financial statements.



Statement of operations
Emerging Markets Portfolio

Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $  3,508,740
Interest                                                                      1,054,296
   Less foreign taxes withheld                                                 (300,033)
                                                                               --------
Total income                                                                  4,263,003
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            2,659,635
Compensation of board members                                                     3,554
Custodian fees                                                                  160,731
Audit fees                                                                        9,000
Other                                                                             9,487
                                                                                  -----
Total expenses                                                                2,842,407
   Earnings credits on cash balances (Note 2)                                    (4,091)
                                                                                 ------
Total net expenses                                                            2,838,316
                                                                              ---------
Investment income (loss) -- net                                               1,424,687
                                                                              ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3) (includes foreign
   transaction tax of $247,760)                                              98,386,038
   Foreign currency transactions                                               (937,844)
                                                                               --------
Net realized gain (loss) on investments                                      97,448,194
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           (19,689,074)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                        77,759,120
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $79,183,807
                                                                            ===========

See accompanying notes to financial statements.


Statements of changes in net assets
Emerging Markets Portfolio
                                                            April 30, 2000  Oct. 31, 1999
                                                           Six months ended   Year ended
                                                              (Unaudited)

Operations
Investment income (loss)-- net                              $  1,424,687    $  2,959,449
Net realized gain (loss) on investments                       97,448,194       8,888,733
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                         (19,689,074)    110,553,123
                                                             -----------     -----------
Net increase (decrease) in net assets resulting
   from operations                                            79,183,807     122,401,305
Net contributions (withdrawals) from partners                 19,104,097     (25,443,819)
                                                              ----------     -----------
Total increase (decrease) in net assets                       98,287,904      96,957,486
Net assets at beginning of period                            381,954,359     284,996,873
                                                             -----------     -----------
Net assets at end of period                                 $480,242,263    $381,954,359
                                                            ============    ============

See accompanying notes to financial statements.


Notes to Financial Statements

Emerging Markets Portfolio
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Emerging Markets Fund to the Lipper Emerging Markets Funds Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $2,869 for the six months ended April 30, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by theTrust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the six months ended April 30, 2000, the Portfolio's custodian fees were reduced by $4,091 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $362,724,083 and $355,766,609, respectively, for the six months ended April 30, 2000. For the same period, the portfolio turnover rate was 79%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2000, securities valued at $5,257,050 were on loan to brokers. For collateral, the Portfolio received $4,121,100 in cash and U.S. government securities valued at $27,375. As of April 30, 2000, due to fluctuating market conditions, the Portfolio requested additional collateral which was received on May 1, 2000. Income from securities lending amounted to $321,922 for the six months ended April 30, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


Investments in Securities

Emerging Markets Portfolio
April 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.3%)(c)
Issuer                                                        Shares           Value(a)

Argentina (0.9%)

Banks and savings & loans
Banco de Galicia - Buenos Aires ADR                          261,239         $4,522,700

Brazil (12.0%)

Banks and savings & loans (0.9%)
Uniao de Bancos Brasileiros GDR                              166,909          4,162,293

Energy (1.5%)
Petroleo Brasileiro ADR                                   32,602,000          7,222,819

Metals (1.3%)
Gerdau                                                   260,492,736          6,348,202

Miscellaneous (0.6%)
Tele Centro Oeste Celular Participacoes ADR                  238,500          2,742,750

Multi-industry conglomerates (0.9%)
Itausa - Investimentos Itau                                5,284,269          4,507,214

Utilities -- electric (1.3%)
Companhia Paranaense de Energia                              850,400          6,271,700

Utilities -- telephone (5.5%)
Embratel Participacoes ADR                                   622,644         14,009,489
Tele Norte Leste Participacoes ADR                           350,767          6,248,029
Telesp Celular Particpacoes ADR                              143,700          6,340,763
Total                                                                        26,598,281

Chile (1.1%)

Retail
Distribucion y Servicio D&S ADR                              301,649          5,128,033

Czech Federal Republic (1.4%)

Utilities -- telephone
Cesky Telecom                                                365,137(b)       6,793,756

Greece (2.8%)

Banks and savings & loans (1.6%)
Alpha Credit Bank                                             87,416          4,847,520
Commercial Bank of Greece                                     54,300          2,950,959
Total                                                                         7,798,479

Utilities -- telephone (1.2%)
Hellenic Telecommunications Organization                     247,460          5,553,873

Hong Kong (3.7%)

Communications equipment & services (2.4%)
China Telecom                                              1,536,000(b)      11,092,281

Multi-industry conglomerates (1.3%)
Citic Pacific                                              1,407,000(b)       6,448,660

Hungary (1.1%)

Banks and savings & loans
OTP Bank GDR                                                 120,526          5,360,394

India (6.3%)

Automotive & related (0.7%)
Tata Engineering & Locomotive GDR                          1,051,000          3,284,375

Banks and savings & loans (0.9%)
State Bank of India GDR                                      467,000          4,436,500

Building materials & construction (0.7%)
Gujarat Ambuja Cements GDR                                   772,000          3,535,459

Miscellaneous (1.2%)
Videsh Sanchar Nigam GDR                                     314,600          5,977,400

Textiles & apparel (1.9%)
Reliance Inds GDR                                            328,104(d,f)     8,538,907

Utilities -- telephone (0.9%)
Global TeleSystems Group                                      71,600          1,951,982
Himachal Futuristic Communications                           129,700          2,478,563
Total                                                                         4,430,545

Israel (4.7%)

Banks and savings & loans (1.2%)
Bank Hapoalim                                              1,890,000          5,805,165

Communications equipment & services (1.0%)
NICE-Systems ADR                                              76,347(b)       4,995,957

Electronics (1.5%)
Orbotech                                                      83,371(b)       7,107,378

Miscellaneous (1.0%)
Partner Communications ADR                                   428,150(b)       4,575,853

Malaysia (2.5%)

Electronics (1.1%)
Malaysian Pacific Inds Berhad                                479,000          5,357,166

Utilities -- electric (1.4%)
Tenaga Nasional                                            2,010,000          6,664,649

Mexico (12.8%)

Beverages & tobacco (2.0%)
Fomento Economico Mexicano ADR                               117,500          4,846,875
Grupo Modelo Series C                                      2,229,700          4,739,001
Total                                                                         9,585,876

Building materials & construction (1.0%)
Cemex ADR                                                    216,500(b)       4,735,938

Energy equipment & services (1.6%)
Tubos de Acero de Mexico ADR                                 508,000          7,588,250

Media (0.9%)
Grupo Televisa                                                70,852(b)       4,494,674

Multi-industry conglomerates (1.3%)
Alfa Cl A                                                  1,995,000          6,169,447

Paper & packaging (1.1%)
Kimberly-Clark de Mexico                                   1,634,400          5,262,733

Retail (2.0%)
Organizacion Soriana Cl B                                  2,452,500(b)       9,734,418

Utilities -- telephone (2.9%)
Nuevo Grupo Iusacell ADR                                     172,311(b)       2,746,207
Telefonos de Mexico ADR Cl L                                 196,100         11,533,131
Total                                                                        14,279,338

Russia (3.2%)

Energy (2.6%)
Lukoil Holding ADR                                           210,296         12,676,643

Miscellaneous (0.6%)
Surgutneftegaz ADR                                           190,619          2,811,630

South Africa (6.0%)

Banks and savings & loans (0.9%)
Nedcor                                                       225,951          4,285,421

Metals (0.9%)
AngloGold ADR                                                216,200          4,202,388

Multi-industry conglomerates (3.1%)
Barlow                                                     1,131,900          7,136,454
Johnnies Industrial ADR                                      628,000          7,965,194
Total                                                                        15,101,648

Paper & packaging (1.1%)
Sappi                                                        722,600          5,062,090

South Korea (9.9%)

Communications equipment & services (2.3%)
LG Information & Communication                                80,400          6,194,368
SK Telecom ADR                                                17,000          4,519,036
Total                                                                        10,713,404

Computers & office equipment (0.5%)
Trigem Computer                                               42,770          2,470,428

Electronics (5.0%)
LG Cable & Machinery                                         394,700          6,295,283
Samsung Electronics                                           64,550         17,449,876
Total                                                                        23,745,159

Utilities -- electric (1.2%)
Korea Electric Power                                         199,700          5,848,389

Utilities -- telephone (0.9%)
Korea Telecom                                                 64,000          4,371,435

Taiwan (12.9%)

Computers & office equipment (1.9%)
Synnex Technology Intl                                     1,351,000          9,140,611

Electronics (9.6%)
Acer Peripherals                                           1,467,216          6,066,443
Hon Hai Precision Inds                                     1,034,600(b)       9,975,715
Taiwan Semiconductor Mfg                                   2,809,240(b)      18,088,587
United Microelectronics                                    3,552,000(b)      12,016,081
Total                                                                        46,146,826

Miscellaneous (1.4%)
Winbond Electronics GDR                                    2,243,000(b)       6,928,044

Thailand (3.5%)

Banks and savings & loans (1.3%)
Thai Farmers Bank                                          6,095,000(b)       6,403,152

Media (1.0%)
BEC World Public                                             741,000          4,865,397

Utilities -- telephone (1.2%)
Advanced Info Service Public ADR                             481,700(b)       5,642,500

Turkey (7.5%)

Banks and savings & loans (4.6%)
Garanti Banking                                          413,045,696(b)       6,957,953
Yapi Kredit Finance                                      468,502,200         14,941,439
Total                                                                        21,899,392

Furniture & appliances (1.5%)
Arcelik                                                   87,154,000          7,412,024

Media (1.4%)
Hurriyet Gazetecilik ve Matbaacilik                      259,211,000          6,570,997

Total common stocks
(Cost: $412,124,522)                                                       $443,409,041


Short-term securities (4.5%)
Issuer                                     Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (2.9%)
Federal Home Loan Bank Disc Nts
   05-19-00                                    5.89%      $1,300,000         $1,295,552
   05-24-00                                    5.92        1,300,000          1,294,244
   05-26-00                                    5.85        1,800,000          1,791,136
   05-31-00                                    5.91        1,500,000          1,491,915
   06-09-00                                    5.96        1,700,000          1,687,874
Federal Home Loan Mtge Corp Disc Nts
   05-09-00                                    5.87        2,600,000          2,595,345
   05-23-00                                    5.99          600,000            597,512
   06-06-00                                    6.00          600,000            596,123
Federal Natl Mtge Assn Disc Nt
   05-25-00                                    5.87        2,700,000          2,687,384
Total                                                                        14,037,085

Commercial paper (1.6%)
Alcoa
   06-06-00                                    6.06%      $3,300,000         $3,278,478
Barton Capital
   06-27-00                                    6.19        1,600,000(e)       1,583,333
Ciesco LP
   05-08-00                                    5.89          900,000            898,507
Delaware Funding
   06-15-00                                    6.13        1,400,000(e)       1,388,651
Goldman Sachs Group
   07-10-00                                    6.41          500,000            493,582
Total                                                                         7,642,551

Total short-term securities
(Cost: $21,685,685)                                                         $21,679,636

Total investments in securities
(Cost: $433,810,207)(g)                                                    $465,088,677


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g) At April 30, 2000, the cost of securities for federal income tax purposes was approximately $433,810,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $72,559,000
Unrealized depreciation                            (41,280,000)
Net unrealized appreciation                        $31,279,000

American
  Express
Funds

AXP Emerging Markets Fund
200 AXPFinancial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A: IDEAX    Class B: IEMBX    Class Y: N/A

 PRSRT STD AUTO
  U.S. POSTAGE
      PAID
AMERICAN EXPRESS

S-6344 E (6/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.